Operating expenses (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Disclosure of operating expenses

	2024	2023	2022
	£m	£m	£m
Infrastructure costs
Property and equipment	440	591	417
Depreciation and amortisation	353	438	470
Impairment of property, equipment and intangible assets	2	44	13
Total infrastructure costs	795	1,073	900
Administration and general expenses
Consultancy, legal and professional fees	458	422	403
Marketing and advertising	407	391	312
Other administration and general expenses	5,029	4,793	4,014
Total administration and general expenses	5,894	5,606	4,729
Staff costs[1]	5,556	5,591	5,192
UK regulatory levies[2]	242	149	150
Litigation and conduct[3]	186	44	1,427
Operating expenses	12,673	12,463	12,398
Notes
1For further details on staff costs including accounting policies, refer to Note 28.
2Comprises the impact of the Bank of England (BoE) levy scheme and the UK bank levy.
3Included within the 2022 balance are costs of £966m related to the Over-issuance of Securities.